UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Vincent P. Corti
New Perspective Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio

December 31, 2011
unaudited

Common stocks — 92.79%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.26%
Apple Inc.1	1,825,000	$739,125
Google Inc., Class A1	1,004,000	648,484
Texas Instruments Inc.	15,999,062	465,733
Oracle Corp.	17,186,100	440,823
Samsung Electronics Co. Ltd.2	477,400	439,356
Taiwan Semiconductor Manufacturing Co. Ltd.	124,368,994	311,343
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,500,000	83,915
ASML Holding NV	6,049,444	254,263
ASML Holding NV (New York registered)	3,331,000	139,203
EMC Corp.1	12,377,000	266,601
Yahoo! Inc.1	11,754,000	189,592
International Business Machines Corp.	1,000,000	183,880
Arm Holdings PLC	18,925,500	173,996
Canon, Inc.	3,735,900	165,512
Infineon Technologies AG	21,555,000	162,252
Microsoft Corp.	6,060,400	157,328
Avago Technologies Ltd.	4,640,000	133,910
Amphenol Corp.	2,100,000	95,319
KLA-Tencor Corp.	1,704,997	82,266
Murata Manufacturing Co., Ltd.	1,300,000	66,799
Xilinx, Inc.	2,000,000	64,120
Hon Hai Precision Industry Co., Ltd.	22,176,000	60,715
Corning Inc.	4,420,000	57,372
Nintendo Co., Ltd.	380,000	52,332
TE Connectivity Ltd.	1,153,125	35,528
SAP AG	599,000	31,669
First Solar, Inc.1	924,900	31,225
FLIR Systems, Inc.	1,050,000	26,323
HTC Corp.	1,350,037	22,159
Zynga Inc., Class B1,2	1,782,010	14,253
		5,595,396

CONSUMER DISCRETIONARY — 13.56%
Amazon.com, Inc.1	3,524,000	610,004
Home Depot, Inc.	12,100,000	508,684
Naspers Ltd., Class N	8,905,100	389,616
Burberry Group PLC	17,997,991	331,218
Starbucks Corp.	6,000,000	276,060
Hyundai Mobis Co., Ltd.2	1,050,824	267,746
adidas AG	3,755,003	244,259
priceline.com Inc.1	501,000	234,323
Las Vegas Sands Corp.1	5,480,000	234,160
Honda Motor Co., Ltd.	7,625,000	232,604
H & M Hennes & Mauritz AB, Class B	6,937,000	223,067
Toyota Motor Corp.	6,100,000	203,281
Nikon Corp.	8,480,000	188,836
Ford Motor Co.1	16,500,000	177,540
Daimler AG	3,602,000	158,131
Swatch Group Ltd, non-registered shares	365,868	136,913
Swatch Group Ltd	245,770	16,380
Time Warner Inc.	3,700,000	133,718
DIRECTV, Class A1	2,775,000	118,659
Industria de Diseño Textil, SA	1,330,000	108,927
Arcos Dorados SA, Class A	5,076,000	104,210
McDonald’s Corp.	900,000	90,297
Walt Disney Co.	2,000,000	75,000
Suzuki Motor Corp.	3,360,000	69,496
Harman International Industries, Inc.	1,510,000	57,441
LVMH Moët Hennessey-Louis Vuitton SA	405,000	57,344
Bayerische Motoren Werke AG	630,000	42,204
General Motors Co.1	1,500,000	30,405
		5,320,523

CONSUMER STAPLES — 12.37%
British American Tobacco PLC	13,114,500	622,308
Nestlé SA	8,333,000	479,061
Pernod Ricard SA	4,243,600	393,577
Anheuser-Busch InBev NV	5,844,050	357,799
SABMiller PLC	10,164,008	357,760
Philip Morris International Inc.	4,497,500	352,964
Unilever NV, depository receipts	10,245,000	352,307
Shoprite Holdings Ltd.	20,014,926	337,692
PepsiCo, Inc.	3,495,000	231,893
Costco Wholesale Corp.	2,700,000	224,964
Coca-Cola Co.	2,900,000	202,913
Procter & Gamble Co.	1,900,000	126,749
Tesco PLC	18,989,526	118,980
Coca-Cola Amatil Ltd.	9,500,875	111,848
Associated British Foods PLC	5,015,000	86,216
Wal-Mart de México, SAB de CV, Series V	29,667,984	81,278
Avon Products, Inc.	4,240,000	74,073
Colgate-Palmolive Co.	715,000	66,059
Danone SA	1,043,800	65,615
Wesfarmers Ltd.	2,100,000	63,363
Wilmar International Ltd.	13,300,000	51,270
Japan Tobacco Inc.	8,400	39,506
Coca-Cola Hellenic Bottling Co. SA	1,800,000	30,868
Olam International Ltd.	12,231,000	20,086
Olam International Ltd.3	2,085,361	3,425
		4,852,574

HEALTH CARE — 12.29%
Novo Nordisk A/S, Class B	14,068,600	1,616,714
Merck & Co., Inc.	10,427,573	393,119
Novartis AG	5,743,000	328,329
Baxter International Inc.	6,265,000	309,992
Bayer AG	4,610,860	294,800
Bristol-Myers Squibb Co.	5,800,000	204,392
Celgene Corp.1	3,000,000	202,800
UCB SA	4,278,631	180,028
Hospira, Inc.1	5,842,000	177,422
Roche Holding AG	990,000	167,793
Sonic Healthcare Ltd.	11,350,000	130,947
Edwards Lifesciences Corp.1	1,811,600	128,080
Regeneron Pharmaceuticals, Inc.1	2,206,182	122,289
Pfizer Inc	5,000,000	108,200
Gilead Sciences, Inc.1	2,226,801	91,143
Mindray Medical International Ltd., Class A (ADR)	3,415,000	87,561
AstraZeneca PLC (United Kingdom)	1,850,000	85,473
Allergan, Inc.	800,000	70,192
Intuitive Surgical, Inc.1	151,000	69,914
Covance Inc.1	1,150,000	52,578
		4,821,766

INDUSTRIALS — 9.04%
Schneider Electric SA	6,626,348	348,878
United Technologies Corp.	3,970,000	290,167
United Continental Holdings, Inc.1	14,400,000	271,728
General Electric Co.	14,300,000	256,113
Delta Air Lines, Inc.1	28,000,000	226,520
Komatsu Ltd.	8,314,700	194,337
Union Pacific Corp.	1,815,000	192,281
KONE Oyj, Class B	2,676,500	138,909
Siemens AG	1,422,100	136,090
Intertek Group PLC	4,259,428	134,613
Ryanair Holdings PLC (ADR)1	4,422,499	123,211
European Aeronautic Defence and Space Co. EADS NV	3,500,000	109,396
Deere & Co.	1,200,000	92,820
Michael Page International PLC4	16,800,000	91,003
Canadian Pacific Railway Ltd.	1,300,000	88,062
Marubeni Corp.	13,999,000	85,300
Precision Castparts Corp.	500,000	82,395
Honeywell International Inc.	1,500,000	81,525
Geberit AG	423,000	81,511
Lockheed Martin Corp.	1,000,000	80,900
Vestas Wind Systems A/S1	7,129,890	76,969
W.W. Grainger, Inc.	400,500	74,970
Aggreko PLC	2,054,716	64,362
FANUC CORP.	385,200	58,954
Kubota Corp.	6,216,000	52,089
Wolseley PLC	1,353,200	44,804
Makita Corp.	1,337,800	43,296
Vallourec SA	388,000	25,189
		3,546,392

MATERIALS — 8.94%
Newmont Mining Corp.	10,398,000	623,984
Barrick Gold Corp.	11,400,000	515,850
Linde AG	2,030,400	302,071
Gold Fields Ltd.	17,000,000	262,395
Dow Chemical Co.	6,805,000	195,712
Syngenta AG	654,525	191,626
Potash Corp. of Saskatchewan Inc.	4,070,000	168,010
BASF SE	1,700,000	118,570
FMC Corp.	1,373,000	118,133
Alcoa Inc.	13,300,000	115,045
Holcim Ltd	2,082,111	111,387
First Quantum Minerals Ltd.	5,413,000	106,533
Glencore International PLC	13,505,000	82,215
Ecolab Inc.	1,400,000	80,934
Praxair, Inc.	650,000	69,485
Impala Platinum Holdings Ltd.	3,320,400	68,834
Akzo Nobel NV	1,325,000	64,068
Monsanto Co.	850,000	59,560
BHP Billiton Ltd.	1,600,000	56,328
Rio Tinto PLC	1,100,000	53,384
United States Steel Corp.	2,000,000	52,920
Nitto Denko Corp.	1,400,000	50,092
L’Air Liquide SA, bonus shares2	244,403	30,237
L’Air Liquide SA, non-registered shares	70,597	8,734
		3,506,107

FINANCIALS — 8.44%
ACE Ltd.	6,354,000	445,543
American Express Co.	7,500,000	353,775
Citigroup Inc.	10,411,500	273,927
Bank of Nova Scotia	5,320,000	265,439
Prudential PLC	25,186,141	249,743
ICICI Bank Ltd.	13,879,000	178,933
Moody’s Corp.	4,840,100	163,015
JPMorgan Chase & Co.	4,725,000	157,106
AIA Group Ltd.	49,537,800	154,674
Goldman Sachs Group, Inc.	1,440,000	130,219
AXA SA	9,851,207	128,073
HSBC Holdings PLC (United Kingdom)	15,569,796	118,735
Allianz SE	1,193,000	114,120
Morgan Stanley	7,500,000	113,475
Bank of China Ltd., Class H	302,735,000	111,481
Sumitomo Mitsui Financial Group, Inc.	2,990,000	83,286
Weyerhaeuser Co.	3,500,000	65,345
ING Groep NV, depository receipts1	8,060,000	58,000
DNB ASA	5,094,318	49,871
QBE Insurance Group Ltd.	2,480,000	32,848
Bank of America Corp.	5,700,000	31,692
CapitaMalls Asia Ltd.	19,264,000	16,783
BNP Paribas SA	338,643	13,302
		3,309,385

ENERGY — 6.57%
Canadian Natural Resources, Ltd.	8,630,000	323,175
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,480,000	235,578
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	23,094
Royal Dutch Shell PLC, Class A (ADR)	1,850,000	135,217
Royal Dutch Shell PLC, Class B	2,585,998	98,554
Royal Dutch Shell PLC, Class B (ADR)	100,000	7,601
TOTAL SA	4,310,000	220,340
Oil Search Ltd.	31,865,000	203,697
INPEX CORP.	28,903	182,122
Occidental Petroleum Corp.	1,700,000	159,290
FMC Technologies, Inc.1	2,715,000	141,804
Tenaris SA (ADR)	3,633,518	135,094
ConocoPhillips	1,800,000	131,166
Cenovus Energy Inc.	3,255,000	108,090
Transocean Ltd.	2,500,000	95,975
Technip SA	950,000	89,289
Imperial Oil Ltd.	1,700,000	75,743
Baker Hughes Inc.	1,400,000	68,096
Noble Energy, Inc.	700,000	66,073
Schlumberger Ltd.	850,000	58,064
Chevron Corp.	200,000	21,280
		2,579,342

TELECOMMUNICATION SERVICES — 2.54%
América Móvil, SAB de CV, Series L (ADR)	20,633,896	466,326
América Móvil, SAB de CV, Series L	71,820,000	81,420
Koninklijke KPN NV	20,824,913	249,177
SOFTBANK CORP.	6,707,500	197,556
		994,479

UTILITIES — 1.02%
GDF SUEZ	7,613,289	208,106
CLP Holdings Ltd.	11,260,000	95,759
National Grid PLC	9,790,000	95,024
		398,889

MISCELLANEOUS — 3.76%
Other common stocks in initial period of acquisition		1,476,208

Total common stocks (cost: $27,980,164,000)		36,401,061

	Principal amount
Bonds & notes — 0.13%	(000)

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.13%
Freddie Mac 1.25% 2012	$50,000	50,197

Total bonds & notes (cost: $50,172,000)		50,197

Short-term securities — 7.24%

Fannie Mae 0.07%–0.23% due 1/9–11/19/2012	672,520	672,304
Freddie Mac 0.07%–0.17% due 1/19–10/1/2012	634,050	633,853
Federal Home Loan Bank 0.04%–0.32% due 2/10–11/21/2012	549,100	548,979
Bank of Nova Scotia 0.245% due 2/17–2/27/2012	151,300	151,280
U.S. Treasury Bills 0.185%–0.29% due 1/12–6/28/2012	151,000	150,990
National Australia Funding (Delaware) Inc. 0.145%–0.29% due 1/17–4/2/20123	135,700	135,685
International Bank for Reconstruction and Development 0.08% due 3/19–6/4/2012	114,200	114,184
Commonwealth Bank of Australia 0.23% due 3/6/20123	100,000	99,924
Straight-A Funding LLC 0.15%–0.19% due 1/10–2/21/20123	79,751	79,746
Westpac Banking Corp. 0.25% due 2/14/20123	60,000	59,983
Thunder Bay Funding, LLC 0.22% due 3/5/20123	30,000	29,987
Old Line Funding, LLC 0.22% due 2/16/20123	25,028	25,026
IBM Corp. 0.05% due 1/25/20123	39,000	38,999
Federal Farm Credit Banks 0.12%–0.14% due 5/15–9/28/2012	36,900	36,880
Credit Suisse New York Branch 0.37% due 2/6/2012	35,000	34,985
BHP Billiton Finance (USA) Limited 0.20% due 2/17/20123	20,000	19,989
Variable Funding Capital Company LLC 0.15% due 1/9/20123	7,400	7,400

Total short-term securities (cost: $2,839,559,000)		2,840,194

Total investment securities (cost: $30,869,895,000)		39,291,452
Other assets less liabilities		(62,323)

Net assets		$39,229,129

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $824,869,000, which represented 2.10% of the net assets of the fund. This amount includes $780,379,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $500,164,000, which represented 1.27% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2011(000)

Michael Page International PLC	16,800,000	—	—	16,800,000	—	$91,003
AMR Corp.*	20,000,000	—	20,000,000	—	—	—
					—	$91,003
*Unaffiliated issuer at 12/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Information technology	$5,141,787	$439,356	*	$14,253	$5,595,396
Consumer discretionary	5,052,777	267,746	*	—	5,320,523
Consumer staples	4,852,574	—		—	4,852,574
Health care	4,821,766	—		—	4,821,766
Industrials	3,546,392	—		—	3,546,392
Materials	3,475,870	30,237		—	3,506,107
Financials	3,309,385	—		—	3,309,385
Energy	2,579,342	—		—	2,579,342
Telecommunication services	994,479	—		—	994,479
Utilities	398,889	—		—	398,889
Miscellaneous	1,402,931	73,277	*	—	1,476,208
Bonds & notes	—	50,197		—	50,197
Short-term securities	—	2,840,194		—	2,840,194
Total	$35,576,192	$3,701,007		$14,253	$39,291,452

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $780,379,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2011 (dollars in thousands):

	Beginning value	Unrealized	Ending value
	at 10/1/2011	depreciation	at 12/31/2011
Investment securities	$25,000	$(10,747)	$14,253

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands):			$(10,747)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,662,319
Gross unrealized depreciation on investment securities	(2,262,289)
Net unrealized appreciation on investment securities	8,400,030
Cost of investment securities for federal income tax purposes	30,891,422

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0212O-S29435

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2012